UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/10

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 08/17/10
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 99
Form 13F Information Table Value Total: $372,037 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     9445 201906.29SH       SOLE                                  201906.29
ACCENTURE PLC                  COM              g1151c101     6493 168006.21SH       SOLE                                  168006.21
ACTUANT CORP CL A NEW          CL A             00508x203      921 48925.00 SH       SOLE                                   48925.00
AECOM TECH CORP DEL COM        COM              00766t100     2167 94005.00 SH       SOLE                                   94005.00
AIRGAS INC                     COM              009363102      993 15970.00 SH       SOLE                                   15970.00
ALLERGAN INC                   COM              018490102    11305 194047.88SH       SOLE                                  194047.88
AMETEK INC NEW COM             COM              031100100     1379 34361.91 SH       SOLE                                   34361.91
AMPHENOL CORP NEW-CL A         CL A             032095101     8453 215200.72SH       SOLE                                  215200.72
ANSYS INC COM                  COM              03662Q105      973 24005.00 SH       SOLE                                   24005.00
APTARGROUP INC                 COM              038336103      964 25510.00 SH       SOLE                                   25510.00
ARCH CAP GROUP LTD ORD         COM              g0450a105     1044 14025.00 SH       SOLE                                   14025.00
BALLY TECHNOLOGIES             COM              05874b107     6692 206625.00SH       SOLE                                  206625.00
BJS WHOLESALE CLUB             COM              05548J106      980 26500.00 SH       SOLE                                   26500.00
BROADCOM CORP CL A             CL A             111320107     7775 235847.51SH       SOLE                                  235847.51
CAREFUSION CORP COM            COM              14170t101      978 43085.00 SH       SOLE                                   43085.00
CATERPILLAR INC                COM              149123101    10245 170565.14SH       SOLE                                  170565.14
CHEVRON CORP                   COM              166764100     6362 93764.12 SH       SOLE                                   93764.12
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     5739 20386.87 SH       SOLE                                   20386.87
CHURCH DWIGHT CO. INC.         COM              171340102     1236 19715.00 SH       SOLE                                   19715.00
CISCO SYSTEMS INC              COM              17275R102     7029 329856.00SH       SOLE                                  329856.00
CITRIX SYSTEMS INC             COM              177376100     1000 23690.00 SH       SOLE                                   23690.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2462 49185.00 SH       SOLE                                   49185.00
COLGATE PALMOLIVE CO.          COM              194162103     7231 91813.93 SH       SOLE                                   91813.93
CONCHO RES INC COM             COM              20605p101     1014 18330.00 SH       SOLE                                   18330.00
CORE LABS                      COM              N22717107     2221 15050.23 SH       SOLE                                   15050.23
COVIDIEN PLC                   COM              g2554f105    10145 252489.98SH       SOLE                                  252489.98
DAVITA INC                     COM              23918k108     1129 18085.00 SH       SOLE                                   18085.00
DOLBY LABORATORIES INC COM     COM              25659T107     2090 33350.00 SH       SOLE                                   33350.00
DRIL-QUIP INC COM              COM              262037104      692 15735.00 SH       SOLE                                   15735.00
EMERSON ELECTRIC CO            COM              291011104     9569 219040.13SH       SOLE                                  219040.13
EXPEDITORS INTERNATIONAL OF WA COM              302130109     7111 206072.31SH       SOLE                                  206072.31
EXXON MOBIL CORP               COM              30231G102    11636 203897.41SH       SOLE                                  203897.41
FACTSET RESH SYS INC COM       COM              303075105     1032 15410.00 SH       SOLE                                   15410.00
FLOWERS FOODS INC COM          COM              343498101      955 39115.00 SH       SOLE                                   39115.00
GOOGLE                         COM              38259p508     6784 15248.00 SH       SOLE                                   15248.00
GUESS INC COM                  COM              401617105      768 24595.00 SH       SOLE                                   24595.00
HALLIBURTON CO HLDG CO         COM              406216101     5834 237668.39SH       SOLE                                  237668.39
HENRY SCHEIN INC               COM              806407102     1044 19025.00 SH       SOLE                                   19025.00
HMS HOLDINGS CORP              COM              40425j101     1271 23450.00 SH       SOLE                                   23450.00
HOLOGIC INC                    COM              436440101      847 60806.00 SH       SOLE                                   60806.00
IBM                            COM              459200101     6847 55454.45 SH       SOLE                                   55454.45
IDEXX LABORATORIES CORP        COM              45168D104      991 16280.00 SH       SOLE                                   16280.00
IHS INC CL A                   CL A             451734107     1171 20045.00 SH       SOLE                                   20045.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     2255 19955.00 SH       SOLE                                   19955.00
ISHARES TR DJ SEL DIV INX      DJ SEL DIVD      464287168      444 10480.00 SH       SOLE                                   10480.00
J P MORGAN CHASE & CO.         COM              46625h100     6812 186076.66SH       SOLE                                  186076.66
JOY GLOBAL                     COM              481165108     1798 35901.99 SH       SOLE                                   35901.99
JUNIPER NETWORK INC            COM              48203R104      879 38555.00 SH       SOLE                                   38555.00
KELLOGG CO                     COM              487836108     9471 188298.37SH       SOLE                                  188298.37
KENNAMETAL INC COM             COM              489170100     1127 44335.00 SH       SOLE                                   44335.00
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104     6391 90222.92 SH       SOLE                                   90222.92
LAB CP OF AMER HLDG NEW        COM              50540R409    12283 163017.00SH       SOLE                                  163017.00
LAZARD LTD SHS A               CL A             G54050102      900 33725.00 SH       SOLE                                   33725.00
LIFE TECHNOLOGIES CORP COM     COM              53217v109     8968 189800.00SH       SOLE                                  189800.00
LINCOLN ELEC HLDGS COM         COM              533900106     1038 20375.00 SH       SOLE                                   20375.00
LINCOLN NATIONAL CORP          COM              534187109     9653 397440.00SH       SOLE                                  397440.00
LKQ CORP COM                   COM              501889208     1156 59980.00 SH       SOLE                                   59980.00
MASTERCARD INC CL A            CL A             57636q104     6129 30718.66 SH       SOLE                                   30718.66
METLIFE INSURANCE              COM              59156R108     6433 170366.33SH       SOLE                                  170366.33
MICROCHIP TECHNOLOGY INC       COM              595017104     1074 38735.00 SH       SOLE                                   38735.00
MICROS SYS INC COM             COM              594901100     1959 61485.00 SH       SOLE                                   61485.00
MICROSOFT CORP                 COM              594918104     6711 291663.77SH       SOLE                                  291663.77
NEWFIELD EXPLORATION CO.       COM              651290108     1829 37440.00 SH       SOLE                                   37440.00
NOBLE ENRGY INC COM            COM              655044105     6915 114621.77SH       SOLE                                  114621.77
OCCIDENTAL PETE CORP           COM              674599105     6989 90594.97 SH       SOLE                                   90594.97
OCEANEERING INTL INC COM       COM              675232102      371  8280.00 SH       SOLE                                    8280.00
OCH ZIFF CAP MGMT GRP CL A     CL A             67551u105      941 74745.00 SH       SOLE                                   74745.00
PEPSICO INC                    COM              713448108    11085 181876.72SH       SOLE                                  181876.72
POLO RALPH LAUREN CORP CL A    CL A             731572103      917 12575.00 SH       SOLE                                   12575.00
PRAXAIR INC                    COM              74005P104    11148 146714.50SH       SOLE                                  146714.50
PROCTER & GAMBLE CO            COM              742718109      238  3973.19 SH       SOLE                                    3973.19
REINSURANCE GP AMER            COM              759351604     2004 43855.67 SH       SOLE                                   43855.67
ROBERT HALF INTERNATIONAL INC  COM              770323103      453 19255.00 SH       SOLE                                   19255.00
SEI INVESTMENTS CO COM         COM              784117103     1014 49845.00 SH       SOLE                                   49845.00
SIRONA DENTAL SYS INC COM      COM              82966c103      981 28170.00 SH       SOLE                                   28170.00
SPDR GOLD TRUST GOLD SHS       GOLD SHS         78463v107     4527 37207.00 SH       SOLE                                   37207.00
SPDR SERIES TRUST S&P DIVID ET S&P DIVID ETF    78464a763      485 10750.00 SH       SOLE                                   10750.00
STAPLES INC                    COM              855030102     9674 507839.56SH       SOLE                                  507839.56
STATE STREET CORP              COM              857477103     5365 158660.95SH       SOLE                                  158660.95
SYNGENTA AG ADR                COM              87160A100     7337 160042.90SH       SOLE                                  160042.90
T ROWE PRICE GROUP INC         COM              74144t108     7051 158854.67SH       SOLE                                  158854.67
TRACTOR SUPPLY CO COM          COM              892356106     1187 19475.00 SH       SOLE                                   19475.00
ULTRA PETROLEUM CORP COM       COM              903914109     1476 33365.00 SH       SOLE                                   33365.00
UNILEVER NV                    COM              904784709     6835 250195.00SH       SOLE                                  250195.00
UNITED PARCEL SERVICE          COM              911312106      281  4950.00 SH       SOLE                                    4950.00
VANGUARD SPECIALIZED DIV APP E DIV APP ETF      921908844      397  9025.00 SH       SOLE                                    9025.00
VCA ANTECH INC                 COM              918194101      998 40310.00 SH       SOLE                                   40310.00
VERISIGN INC                   COM              92343e102     8779 330692.00SH       SOLE                                  330692.00
VERISK ANALYTICS INC CL A      CL A             92345y106     1121 37520.00 SH       SOLE                                   37520.00
VF CORP                        COM              918204108     1076 15125.00 SH       SOLE                                   15125.00
YUM! BRANDS                    COM              988498101     7650 195972.59SH       SOLE                                  195972.59
FIRST BANCORP PR PFD PERP SER  COM              318672607       31    16400 SH       SOLE                                      16400
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      255    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350        EUROPE ETF       464287861      362    11552 SH       SOLE                                      11552
ISHARES TR MSCI EMERG MKT      MSCI EMERG MKT   464287234      265     7125 SH       SOLE                                       7125
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465      734    15795 SH       SOLE                                      15795
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      230    16939 SH       SOLE                                      16939
POWERSHARES INDIA ETF INDIA PO INDIA PORT       73935l100      216     9650 SH       SOLE                                       9650
VANGUARD TOTAL STOCK MRK VIPER UNIT SER 1       922908769      275     5249 SH       SOLE                                       5249